Supplement Dated July 29, 2016
To The Prospectus Dated April 25, 2016

Jackson Variable Series Trust

Please note that the changes impact your variable annuity product(s).

Unless otherwise noted, all changes are effective immediately.

In the summary prospectus section entitled "Summary Overview of Each Fund," in the sub-section entitled "Expenses," for the JNL/Eaton Vance Global Macro Absolute Return Advantage Fund, please delete footnote 1 to the table in its entirety and replace with the following footnote:

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"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or the "Adviser").  The amount also includes the costs associated with the Fund's short sales on equity securities.  When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. In addition, the Fund incurs borrowing fees related to short sale transactions. The annualized ratios of dividend expense on short sales and borrowing fees related to short sales to assets for the period are 0.08%. The Fund's actual dividend expense and borrowing fees on securities sold short in future periods may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund's short sale transactions, each of which is expected to vary over time.

In the summary prospectus section entitled "Summary Overview of Each Fund," in the sub-section entitled "Principal Risks of Investing in the Fund," for the JNL/FAMCO Flex Core Covered Call Fund, please add the following risk:

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Volatility risk – The Fund may have investments that appreciate or depreciate significantly in value over short periods of time. This may cause the Fund's net asset value per share to experience significant appreciations or depreciations in value over short periods of time.

In the prospectus section entitled "Additional Information About The Funds" in the sub-section entitled "Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks)," for the JNAM Guidance – Conservative Fund, please delete "Industry concentration risk."

In the prospectus section entitled "Additional Information About The Funds" in the sub-section entitled "Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks)," for the JNAM Guidance – Moderate Growth Fund, please delete "Leverage risk."

In the prospectus section entitled "Additional Information About The Funds" in the sub-section entitled "Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks)," for the JNAM Guidance – Real Assets Fund, please delete "Small cap investing risk" and replace it with the following risk:

●	Small capitalization investing risk

In the prospectus section entitled "Additional Information About The Funds" in the sub-section entitled "Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks)," for the JNL/BlackRock Global Long Short Credit Fund, please delete "Foreign securities risk."

In the prospectus section entitled "Additional Information About The Funds" in the sub-section entitled "Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks)," for the JNL/DFA U.S. Micro Cap Fund, please delete the duplicate bullet for "Investment style risk."

In the prospectus section entitled "Additional Information About The Funds" in the sub-section entitled "Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks)," for the JNL/DoubleLine® Total Return Fund, please delete "Sector risk."

In the prospectus section entitled "Additional Information About The Funds" in the sub-section entitled "Principal Risks of Investing in the Fund," for the JNL/FAMCO Flex Core Covered Call Fund, please add "Volatility risk."

In the section entitled, "Additional Information About The Funds," for the JNL Disciplined Moderate Fund under "Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks)," please delete "Credit risk".

In the section entitled, "Management of the Trust," subsection "Investment Adviser," please delete the third paragraph in its entirety and replace with the following:

Under the Investment Advisory Agreement, the Adviser is responsible for managing the affairs and overseeing the investments of the Funds and determining how voting and other rights with respect to securities owned by each Fund will be exercised.  The Adviser also provides recordkeeping, administrative and exempt transfer agent services to the Funds and oversees the performance of services provided to each Fund by other service providers, including the custodian and shareholder servicing agent.  The Adviser is authorized to delegate certain of its duties with respect to a Fund to a sub-adviser, subject to the approval of the Board, and is responsible for overseeing that sub-adviser's performance.  The Adviser is solely responsible for payment of any fees to sub-advisers.

In the section entitled, "Management of the Trust," subsection "Investment in Fund Shares," please delete the second paragraph in its entirety and replace with the following:

Purchases are effected at NAV next determined after the purchase order is received by JNAM as the Funds' transfer agent in proper form.  There is no sales charge.  Shares of the Funds are not available to the general public directly.

In the section entitled, "Management of the Trust," subsection "Redemption of Fund Shares," please delete the first paragraph in its entirety and replace with the following:

A Separate Account redeems shares of a Fund to make benefit or withdrawal payments under the terms of its Contracts.  Redemptions typically are processed on any day on which the Trust and the NYSE are open for business and are effected at net asset value next determined after the redemption order is received by JNAM, the Fund's transfer agent in proper form.

This Supplement is dated July 29, 2016.

Supplement Dated July 29, 2016
To The Statement of Additional Information
Dated April 25, 2016

Jackson Variable Series Trust

Please note that the changes apply to your variable annuity product(s).

Please note that all changes are effective immediately.

On page 145, in the section "Custodian and Transfer Agent," please delete the fifth paragraph in its entirety and replace with the following:

JNAM, 225 West Wacker, Suite 1200, Chicago, Illinois 60606, provides transfer agent and dividend-paying services to each Fund of the Trust. In providing these services, JNAM assists in the preparation of Fund regulatory reports and reports to the management of the Trust, processes purchase orders and redemption requests, furnishes confirmations and disburses redemption proceeds, acts as income disbursing agent, provides periodic statements of account to shareholders, and prepares and files tax returns, among other things. JNAM is compensated for these services through its administration fee.

On page 153, in the section "XI. Disclosure of Portfolio Information," please delete the fifth bullet in its entirety and replace with the following:

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Portfolio holdings information may be made available on an ongoing basis to the Trust's and/or the Funds' service providers (including the Investment Adviser, Sub-Advisers, Administrator, custodian, Distributor, personnel at JNAM providing transfer agent services, shareholder servicing agent, independent auditors, or Trust counsel (or any of their affiliates)) that has entered into a written agreement with the Trust and/or a Fund, provided that such information is made available for use by the service provider in the performance of its services to or in the monitoring of, the Trust and/or Fund on a confidential basis, unless the information is publicly available.

This supplement is dated July 29, 2016.

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